SHARE OPTIONS - Additional Information (Details) - USD ($)					1 Months Ended		12 Months Ended
	Nov. 11, 2020	Sep. 14, 2020	Apr. 24, 2020	Nov. 10, 2016	May 31, 2022	Nov. 30, 2016	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of share options	$ 400,000	$ 400,000	$ 800,000
Amount outstanding for options vested							$ 150,000	$ 300,000
Share based compensation cost							$ 600,000	$ 600,000
Exercised (in shares)					450,000		450,000	190,000
Compensation costs not yet recognized							$ 300,000	$ 900,000
2016 Share Option Scheme | Share Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of scheme						10 years
Term of share options	5 years	5 years	5 years	5 years
Vesting period	3 years	3 years		3 years
Vesting rate				33.33%
2016 Share Option Scheme | Share Option | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate						33.33%
2016 Share Option Scheme | Share Option | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate						33.33%
2016 Share Option Scheme | Share Option | Share-based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate						33.33%
Senior Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised (in shares)							450,000	100,000
Share Option | Chief Executive Officer | 2016 Share Option Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options approved for issuance to senior management (in shares)			550,000
Vesting period			3 years
Share Option | Chief Financial Officer | 2016 Share Option Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options approved for issuance to senior management (in shares)		275,000
Share Option | Chief Commercial Officer | 2016 Share Option Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options approved for issuance to senior management (in shares)	275,000
Share Option | Senior Management | 2016 Share Option Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options approved for issuance to senior management (in shares)				700,000
Exercise price (in dollars per share)				$ 4.20